Effects on Initial Application of IFRS 9 and Information for the Year Ended December 31, 2017 in Conformity With IAS 39 - Movements in Allowance for Impairment of Accounts and Other Receivables (Detail)
$ in Thousands
12 Months Ended
Dec. 31, 2017 TWD ($)
Other receivables [member]
Disclosure of financial assets [Line Items]
Beginning balance	$ 0
Ending balance	0
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Beginning balance	87
Reversal of allowance for impairment losses	$ (87)